Cover	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 22, 2021, Clinigence Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other things, that on October 15, 2021, Clinigence Holdings, Inc., a Delaware corporation (“Parent” or the “Company”), Clinigence Procare Health Inc, a Delaware corporation (“Merger Sub”), Procare Health, Inc., a California corporation (“Procare”), Anh Nguyen (“Majority Stockholder”), and Tram Nguyen (“Minority Stockholder” and together with Majority Stockholder, the “Stockholders”) entered into an agreement and plan of merger (the “Merger Agreement”). The transactions contemplated by the Merger Agreement were deemed consummated on October 15, 2021 (the “Procare Closing”) and for accounting purposes financial statements consolidation began as of October 1, 2021.
Document Period End Date	Oct. 21, 2021
Entity File Number	000-53862
Entity Registrant Name	Clinigence Holdings, Inc.
Entity Central Index Key	0001479681
Entity Tax Identification Number	11-3363609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2455 East Sunrise Blvd.
Entity Address, Address Line Two	Suite 1204
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(678)
Local Phone Number	607-6393
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false